Financial Assets and Liabilities - Summary of changes in liabilities arising from financing activities (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	$ 662,684,327	$ 737,710,197
Cash flow	9,250,705	(88,899,031)
Foreign currency exchange and other	(27,196,741)	13,873,161
Ending balance	644,738,291	662,684,327
Debt [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	564,030,102	628,382,956
Cash flow	43,073,992	(58,354,281)
Foreign currency exchange and other	(96,514,614)	(5,998,573)
Ending balance	510,589,480	564,030,102
Liability Related to Right of Use of Assets [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	98,654,225	109,327,241
Cash flow	(33,823,287)	(30,544,750)
Foreign currency exchange and other	69,317,873	19,871,734
Ending balance	$ 134,148,811	$ 98,654,225